Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 TTD ($)	Oct. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 4,043			$ 3,202
Par value	4,093			3,194
Subordinated indebtedness sold short (held) for trading purposes, at par value	37			7
Subordinated indebtedness sold short (held) for trading purposes	37			7
Subordinated indebtedness net of trading purposes, at par value	4,130			3,201
Subordinated indebtedness net of trading purposes	$ 4,080			3,209
September 23, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount redeemed	100.00%
September 23, 2018 [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 0			37
Interest rate basis	Fixed
Contractual maturity date	September 23, 2018
Par value	$ 0			37
September 23, 2018 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 195
June 6, 2023 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 0			598
Interest rate	6.00%	6.00%	6.00%
Contractual maturity date	June 6, 2023
At greater of Canada Yield Price and par	June 6, 2008
At par	Jun. 06, 2018
Par value	$ 0			600
October 28, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 986			986
Interest rate	3.00%	3.00%	3.00%
Contractual maturity date	October 28, 2024
At par	Oct. 28, 2019
Par value	$ 1,000			1,000
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 86			85
Interest rate basis	Floating
Contractual maturity date	July 31, 2084
At par	Jul. 27, 1990
Par value	$ 86			85
July 31, 2084 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 66
July 11, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 34			0
Interest rate	5.75%	5.75%	5.75%
Contractual maturity date	July 11, 2024
At par	Jul. 11, 2018
Par value	$ 34			0
July 11, 2024 [member] | Fixed interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 175
January 26, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 966			975
Interest rate	3.42%	3.42%	3.42%
Contractual maturity date	January 26, 2026
At par	Jan. 26, 2021
Par value	$ 1,000			1,000
April 4, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,479			0
Interest rate	3.45%	3.45%	3.45%
Contractual maturity date	April 4, 2028
At par	Apr. 04, 2023
Par value	$ 1,500			0
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 38			41
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2029
Par value	$ 25			25
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 178			188
Interest rate	11.60%	11.60%	11.60%
Contractual maturity date	January 7, 2031
At greater of Canada Yield Price and par	January 7, 1996
Par value	$ 200			200
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 132			139
Interest rate	10.80%	10.80%	10.80%
Contractual maturity date	May 15, 2031
At greater of Canada Yield Price and par	May 15, 2021
Par value	$ 150			150
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 39			43
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2032
Par value	$ 25			25
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 40			43
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2033
Par value	$ 25			25
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 42			45
Interest rate	8.70%	8.70%	8.70%
Contractual maturity date	May 25, 2035
Par value	$ 25			25
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 23			22
Interest rate basis	Floating
Contractual maturity date	August 31, 2085
At par	Aug. 20, 1991
Par value	$ 23			$ 22
August 31, 2085 [member] | Floating interest rate [member] | Foreign currency [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 17